UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22843

Center Coast MLP & Infrastructure Fund

(Exact name of registrant as specified in charter)

1100 Louisiana Street
Suite 5025
Houston, TX 77002

 (Address of principal executive offices) (Zip code)

Dan C. Tutcher
Center Coast Capital Advisors, LP
1100 Louisiana Street
Suite 5025
Houston, TX 77002

 (Name and address of agent for service)

Registrant's telephone number, including area code: 713.759.1400

Date of fiscal year end: November 30

Date of reporting period: July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD

For the Center Coast MLP & Infrastructure Fund

Form N-PX	Proxy Voting Records
Fund Name:	Center Coast MLP & Infrastructure Fund
Reporting Period:	07/01/2013-06/30/2014

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Desciption of Vote	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund cast its Vote? For, Against, Abstain	Did the Fund vote With or Against Management?
Plains All American Pipeline, LP	PAA	726503105	11/19/2013	Long-term incentive plan	Issuer	Yes	For	With
Plains All American Pipeline, LP	PAA	726503105	11/19/2013	Special meeting to solicit additional proxies	Issuer	Yes	For	With
Magellan Midstream Partners, LP	MMP	559080106	4/24/2014	Board of Directors	Issuer	Yes	For	With
Magellan Midstream Partners, LP	MMP	559080106	4/24/2014	Approval of Executive Compensation	Issuer	Yes	For	With
Magellan Midstream Partners, LP	MMP	559080106	4/24/2014	Appointment of Independent Auditor	Issuer	Yes	For	With
Linn Energy, LLC	LINE	536020100	4/22/2014	Board of Directors	Issuer	Yes	For	With
Linn Energy, LLC	LINE	536020100	4/22/2014	Appointment of Public Accountant	Issuer	Yes	For	With
Linn Energy, LLC	LINE	536020100	4/22/2014	Approval of Executive Compensation	Issuer	Yes	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant    Center Coast MLP & Infrastructure Fund

By (Signature and Title)		/s/ Dan C. Tutcher
Dan C. Tutcher, President
Date	August 8, 2014